INCOME TAXES - Expiration Dates Relating to Unused Tax Credits (Details) - Canada Tax Authority - Canadian Tax Authority - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax credits derecognized	$ 6,950	$ 7,516
2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax credits derecognized	0	676
2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax credits derecognized	1,172	1,271
2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax credits derecognized	518	561
2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax credits derecognized	196	212
2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax credits derecognized	446	483
2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax credits derecognized	221	239
2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax credits derecognized	208	225
2025
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax credits derecognized	352	381
2026
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax credits derecognized	269	292
2027
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax credits derecognized	245	266
2028
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax credits derecognized	285	309
2029
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax credits derecognized	227	247
2030
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax credits derecognized	207	224
2031
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax credits derecognized	303	328
2032
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax credits derecognized	182	197
2033
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax credits derecognized	223	242
2034
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax credits derecognized	197	214
2035
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax credits derecognized	525	569
2036
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax credits derecognized	344	373
2037
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax credits derecognized	249	207
2038
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax credits derecognized	$ 581	$ 0